SHARE CAPITAL AND RESERVES (Tables)	9 Months Ended
Dec. 31, 2025
SHARE CAPITAL AND RESERVES
Schedule of purchase options
	December 31, 2025		March 31, 2025
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Beginning balance	0.102	5,945,332	0.000	13,410,000
Cancelled	NA	–	0.116	(1,480,000)
Exercised	0.095	(133,332)	0.000	(6,214,668)
Expired	NA	–	0.120	(60,000)
Granted	0.680	200,000	0.670	290,000
Ending balance	0.153	6,012,000	0.102	5,945,332

Schedule of options outstanding
		Weighted Average	Number of	Number of
		Remaining Contractual	Options	Options
Exercise price	Expiry date	Life (periods)	Outstanding	Exercisable

$0.125	11-Apr-26	0.28	120,000	120,000
$0.105	22-Mar-29	3.22	5,100,000	5,100,000
$0.105	22-Mar-27	1.22	302,000	302,000
$0.670	4-Feb-30	4.10	290,000	87,000
$0.680	27-Jun-30	4.49	100,000	100,000
$0.770	9-Jul-27	1.52	100,000	75,000
		3.10	6,012,000	5,784,000

Schedule of warrants outstanding
		Weighted Average
		Remaining Contractual	Warrants
Exercise price	Expiry date	Life (periods)	Outstanding

$0.080	1-Dec-28	2.92	4,807,693
		2.92	4,807,693

Schedule of option pricing model
Risk-free rate:	2.86%
Expected life:	5 years
Expected volatility:	110%
Expected dividends:	Nil
Weighted average fair value per option:	$0.54

Schedule of share purchase warrants
	December 31, 2025		March 31, 2025
	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants
Beginning balance	0.06	4,807,693	0.06	10,984,163
Exercised	NA	–	0.057	(6,176,470)
Ending balance	0.08	4,807,693	0.06	4,807,693